Significant Contracts - University of Mississippi	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Significant Contracts [Abstract]
Significant Contracts - University of Mississippi

7. Significant Contracts - University of Mississippi

UM 5050 Pro-Drug and UM 8930 Analog Agreements

In July 2018, the Company renewed its ocular licenses for UM 5050, related to the pro-drug formulation of tetrahydrocannabinol (“THC”), and UM 8930, related to an analog formulation of cannabidiol (“CBD”). On May 24, 2019, the ocular delivery licenses were replaced by “all fields of use” licenses for both UM 5050 and UM 8930 (collectively, the “License Agreements”). Pursuant to the License Agreements, UM granted the Company an exclusive, perpetual license, including, with the prior written consent of UM, the right to sublicense, to intellectual property related to UM 5050 and UM 8930 for all fields of use.

The License Agreements contain certain milestone payments, royalty and sublicensing fees payable by the Company, as defined therein. Each License Agreement provides for an annual maintenance fee of $75,000 payable on the anniversary of the effective date. The upfront payment for UM 5050 is $100,000 and the upfront payment for UM 8930 is $200,000. Additionally, there is also a $200,000 fee due within 30 days upon receipt of the first United States Patent and Trademark Office Notice of Allowance for UM 8930. The milestone payments payable for each license are as follows:

i)

$100,000 paid within 30 days following the submission of the first Investigational New Drug Application to the Food and Drug Administration or an equivalent application to a regulatory agency anywhere in the world, for a product;

ii)

$200,000 paid within 30 days following the first submission of an NDA, or an equivalent application to a regulatory agency anywhere in the world, for each product that is administered in a different route of administration from that of the early submitted product(s); and

iii)

$400,000 paid within 30 days following the approval of an NDA, or an equivalent application to a regulatory agency anywhere in the world, for each product that is administered in a different route of administration from that of the early approved product(s).

The royalty percentage due on net sales under each License Agreement is in the mid-single digits. The Company must also pay to UM a portion of all licensing fees received from any sublicensees, subject to a minimum royalty on net sales, and the Company is required to reimburse patent costs incurred by UM related to the licensed products. The royalty obligations apply by country and by licensed product, and end upon the later of the date that no valid claim of a licensed patent covers a licensed product in a given country, or 10 years after the first commercial sale of such licensed product in such country.

Each License Agreement continues, unless terminated, until the later of the expiration of the last to expire of the patents or patent applications within the licensed technology or the expiration of the Company’s payment obligations under such License Agreement. UM may terminate each License Agreement, by giving written notice of termination, upon the Company’s material breach of such License Agreement, including failure to make payments or satisfy covenants, representations or warranties without cure, noncompliance, a bankruptcy event, the Company’s dissolution or cessation of operations, the Company’s failure to make reasonable efforts to commercialize at least one product or failure to keep at least one product on the market after the first commercial sale for a continuous period of one year, other than for reasons outside the Company’s control, or the Company’s failure to meet certain pre-established development milestones. The Company may terminate each License Agreement upon 60 days’ written notice to UM.

UM 5070 License Agreement

In January 2017, the Company entered into a license agreement with UM pursuant to which UM granted us an exclusive, perpetual license, including the right to sublicense, to intellectual property related to a platform of cannabinoid-based molecules (“UM 5070”), to research, develop and commercialize products for the treatment of infectious diseases. The license agreement culminates roughly one year of screening and target molecule identification studies especially focused on therapy-resistant infectious organisms like Methicillin-resistant Staphylococcus aureus (“MRSA”).

The Company paid UM an upfront license fee under the license agreement. Under the license agreement, the Company is also responsible for annual maintenance fees that will be credited against royalties in the current fiscal year, contingent milestone payments upon achievement of development and regulatory milestones, and royalties on net sales of licensed products sold for commercial use. The aggregate milestone payments due under the license agreement if all the milestones are achieved is $700,000 and the royalty percentage due on net sales is in the mid-single digits. The Company must also pay to UM a percentage of all licensing fees we receive from any sublicensees, subject to a minimum royalty on net sales by such sublicensees. The Company’s royalty obligations apply on a country by country and licensed product by licensed product basis, and end upon the later of the date that no valid claim of a licensed patent covers a licensed product in a given country, or ten years after first commercial sale of such licensed product in such country.

The license agreement continues, unless terminated, until the later of the expiration of the last to expire of the patents or patent applications within the licensed technology or expiration of the Company’s payment obligations under the license. UM may terminate the license agreement, effective with the giving of notice, if: (a) the Company fails to pay any material amount payable to UM under the license agreement and do not cure such failure within 60 days after UM notifies us of such failure, (b) the Company materially breaches any covenant, representation or warranty in the license agreement and do not cure such breach within 60 days after UM notifies the Company of such breach, (c) the Company fails to comply in any material respect with the terms of the license and do not cure such noncompliance within 60 days after UM notifies us of such failure, (d) the Company is subject to a bankruptcy event, (e) the Company dissolves or ceases operations or (f) if after the first commercial sale of a product during the term of the license agreement, the Company materially fails to make reasonable efforts to commercialize at least one product or fail to keep at least one product on the market after the first commercial sale for a continuous period of one year, other than for reasons outside of the Company’s control. The Company may terminate the license agreement upon 60 days’ written notice to UM.

9. Significant Contracts

University of Mississippi Agreements

In July 2013, the Company entered into a Memorandum of Understanding (MOU) with UM to engage in joint research of extracting, manipulating, and studying cannabinoids in certain forms to develop intellectual property (IP) with the intention to create and commercialize therapeutic medicines. This MOU resulted in Nemus entering into several licenses and research agreements with UM, related to a prodrug of tetrahydrocannabinol (THC) and an analog of cannabidiol (CBD). The term of the MOU agreement expired in 2018 and was not renewed since the Company and the University had entered into a number of licenses for the aforementioned compounds.

UM 5050 Pro-Drug Agreements

On September 29, 2014, the Company executed three license agreements with UM pursuant to which UM granted the Company exclusive, perpetual, worldwide licenses, including the right to sublicense, to intellectual property related to UM 5050, a pro-drug formulation of tetrahydrocannabinol, or THC for products administered through each of ocular, oral or rectal delivery. Nemus has decided to initially focus UM 5050 product development on developing ocular medicines for the treatment of ophthalmic-related diseases of the eye. In July 2018, the Company notified UM that it will renew the license for UM 5050 related to ocular delivery of the prodrug of THC. The license agreement for ocular delivery contains certain milestone payments, royalty and sublicensing fees, as defined therein. There is an annual fee of $25,000, payable on the anniversary of the effective date and this amount was paid in September 2018. The aggregate milestone payments under the license agreement, if all of the milestones are achieved, is $700,000 The license agreement also requires the Company to reimburse UM for patent costs incurred related to these products under license. The license agreement will terminate upon expiration of the patents, breach or default of the license agreement, or upon 60 days written notice by the Company to UM.

On October 15, 2014, the Company signed a renewable option agreement for the rights to explore other routes of delivery of UM 5050 not yet agreed upon and/or in combination with other cannabinoids or other compatible compounds. The Company has been working with UM to establish new agreements derived from this option agreement and let the other routes of administration option expire.

UM 8930 Analog Agreements

On December 14, 2015, the Company executed two license agreements with UM pursuant to which UM granted us exclusive, perpetual, worldwide licenses, including the right to sublicense, to intellectual property related to UM 8930, an analog formulation of CBD, for products administered through each of ocular or rectal delivery. In July 2018, the Company renewed the ocular delivery license. The license agreement for ocular delivery contains certain milestone payments, royalty and sublicensing fees, as defined therein. There is an annual fee of $25,000, payable on the anniversary of the effective date and this amount was paid in December 2018. The aggregate milestone payments under the license agreement, if all of the milestones are achieved, is $700,000. The license agreement also requires the Company to reimburse UM for patent costs incurred related to these products under license. The license agreement will terminate upon expiration of the patents, breach or default of the license agreement, or upon 60 days’ written notice by the Company to UM.

On December 14, 2015, the Company signed a renewable option agreement for the rights to explore other routes of delivery of UM 8930 not yet agreed upon and/or in combination with other cannabinoids or other compatible compounds. The Company has been working with UM to establish new licenses derived from this option agreement and let the other routes of administration option expire.

UM 5070 License Agreement

On January 10, 2017, the Company entered into a license agreement with UM pursuant to which UM granted the Company an exclusive, perpetual license, including the right to sublicense, under intellectual property related to UM 5070, a platform of cannabinoid-based molecules to research, develop and commercialize products for the treatment of infectious diseases. The license agreement culminates roughly one year of screening and target molecule identification studies especially focused on therapy-resistant infectious organisms like methicillin-resistant Staphylococcus aureus (MRSA). The license agreement contains certain milestone payments, royalty and sublicensing fees, as defined therein. There is an annual fee of $25,000, payable on the anniversary of the effective date and this amount was paid in January 2018 and January 2019. The aggregate milestone payment under the license agreement, if all of the milestones are achieved, is $700,000. This license agreement also requires the Company to reimburse UM for patent costs incurred related to these products under the license. This license agreement will terminate upon expiration of the patents, breach or default of the license agreement, or upon 60 days’ written notice by the Company to UM.

UM Research Agreement

In August 2018, we entered into a research agreement with UM to conduct an animal study in normotensive animals to assess the use of NB1111, the prodrug of THC, using nanoemulsion delivery of the Company’s proprietary molecule when compared to a prostaglandin standard of care. Safety data will also be collected. The original term of the Research Agreement was through January 31, 2019. In February 2019 the term of the research agreement was extended through May 31, 2019. The agreement may be terminated for convenience or cause by either party at any time without penalty. The aggregate amount of payments due by the Company under the contract for services rendered by UM is up to $155,156. Upon cancellation, the Company is responsible for paying any amounts incurred by UM in connection with the services through the termination date.

AMRI Agreement

On July 31, 2018, the Company entered into a letter agreement with Albany Molecular Research Inc., or AMRI, pursuant to which AMRI is to provide services to the Company for process development and analytical method development and qualification for the Company’s prodrug of tetrahydrocannabinol, or THC, as well as for sample production and a stability study.

Pursuant to the terms of the agreement, the Company will pay an estimated $64,200 in fees and expenses for the initial evaluation and development of a process for the production of the Company’s pro-drug of THC to ensure reproducibility, quality and safety. In December 2018, we entered into an agreement with AMRI to extend the initial process development phase for the production of our prodrug of by approximately two months and to pay up to an incremental $71,800 for this phase. After the initial evaluation, the Company has agreed to pay additional fees and expenses for manufacturing and sample production of our prodrug of THC and a stability study, as well as possible extensions or modification of the aforementioned projects.

We may at any time cancel or delay any project under the agreement prior to the scheduled start date, provided that we must reimburse AMRI for costs incurred prior to and including the date of cancellation, plus any reasonable and foreseeable costs associated with stopping work on any project, including AMRI’s loss of revenue incurred as a result of reserving production facilities for our exclusive use. We may terminate the agreement in whole or in part at any time upon 30 days’ written notice to AMRI. Either party may terminate the agreement in writing in the event of default by the other party which is not cured within 30 days of receipt of notice of default for the following events of default: (i) insolvency of such party, (ii) any assignment for the benefit of creditors of such party, (iii) voluntary or involuntary filing of a petition, order or other decree in bankruptcy by or against such party, (iv) commencement of any proceeding for liquidation of, reorganization of, or the composition, extension, arrangement or readjustment of the obligations of such party, (v) failure by such party to comply with any provision of the agreement in any material respect, and (vi) proof that any representations made by such party were false when made.

Glauconix Agreement

In November 2018 we executed a master service agreement and a statement of work with Glauconix Biosciences, Inc. to research the mechanism of action of and IOP lowering ability of THC when exposed to the 3D-human trabecular meshwork tissue constructs (3D-HTMTM) using both healthy and diseased tissue constructs. The expected term of the study is approximately 12 weeks and may be terminated for convenience by Nemus with a minimum of 30 days written notice or by either party, if the other party breaches any material term or becomes insolvent. If termination is sought by either party, Nemus is responsible for all work performed (including any partially completed work based on percentage completion) and expenses incurred through the date of termination. The aggregate amount of payments due by the Company under the contract for services rendered by Glauconix is $180,424.